Intangible assets and goodwill - Useful Life and Net Value of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 167,968	$ 155,874	$ 166,336
Goodwill	948	958	967
Total intangible assets and goodwill	168,916	156,832	167,303
IT programs | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	8,430	3,190
Total intangible assets and goodwill	8,430	3,190	3,249
Mining rights | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	133,119	134,924
Total intangible assets and goodwill	133,119	134,924	140,873
Water rights and rights of way | Indefinite
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	4,909	4,909
Total intangible assets and goodwill	4,909	4,909	4,909
Water rights | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	3,791	7,580
Total intangible assets and goodwill	3,791	7,580	11,369
Intellectual property | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	14,761	5,201
Total intangible assets and goodwill	14,761	5,201	5,850
Other intangible assets | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	2,958	70
Total intangible assets and goodwill	2,958	70	$ 86
Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Goodwill	$ 948	$ 958